RELATED PARTY TRANSACTIONS - Leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
RELATED PARTY TRANSACTIONS
Rent expense	$ 2,440,654	$ 1,479,305
Related Party | Isla Vista GHG LLC, partially owned by management
RELATED PARTY TRANSACTIONS
Lease term	10 years
Base rent, initial amount	$ 144,000
Initial monthly rent	$ 5,000
Increased percentage of rent	3.00%
Rent expense	$ 269,000	59,417
Related Party | Kazan Trust owned by management
RELATED PARTY TRANSACTIONS
Lease term	10 years
Base rent, initial amount	$ 36,489
Rent expense percentage	3.00%
Rent expense	$ 36,489	12,163
Related Party | Lease Agreements | Neo Street Partners LLC
RELATED PARTY TRANSACTIONS
Lease term	5 years
Base rent, initial amount	$ 213,049
Base rent, years two to five	243,491
Rent expense	$ 438,628	243,491
Related Party | Lease Agreements | 3645 Long Beach
RELATED PARTY TRANSACTIONS
Lease term	5 years
Base rent, initial amount	$ 64,477
Base rent, years two	$ 69,352
Rent expense percentage	5.00%
Rent expense	$ 76,779	$ 73,412